UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2001

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    SPARROW CAPITAL MANAGEMENT, Inc
Address: 225 S. Meramec, Suite 732T
         St. Louis,MO 63105



13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark Thompson
Title:   Compliance Officer
Phone:   314-725-6161_
Signature, Place, and Date of Signing:

Mark Thompson__   St. Louis, MO___   October 30,2001


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      35
Form 13F Information Table Value Total:        $98,646


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ADVANCEPCS                     COM              00790K109      342     4760 SH       DEFINED                  1880        0     2880
ANHEUSER BUSCH COS INC         COM              035229103     1020    24365 SH       DEFINED                     0        0    24365
APPLE COMPUTER INC             COM              037833100     2920   188285 SH       DEFINED                  5390        0   182895
CSG SYSTEMS INTL INC           COM              126349109      296     7215 SH       DEFINED                  2300        0     4915
CENDANT CORP                   COM              151313103     3263   254900 SH       DEFINED                 17405        0   237495
CENTRAL MINERA CORP COM        COM              154130108        2    16300 SH       DEFINED                     0        0    16300
CITIGROUP INC                  COM              172967101      208     5136 SH       DEFINED                     0        0     5136
COMPUTER ASSOCIATES INTL INC   COM              204912109      229     8900 SH       SOLE                     8900        0        0
D R HORTON INC                 COM              23331A109     5184   248490 SH       DEFINED                 16650        0   231840
DYNEGY INC (NEW)                  CLASS A       26816Q101     3663   105700 SH       DEFINED                  9630        0    96070
EDWARDS A G INC                COM              281760108      343     9770 SH       DEFINED                  3470        0     6300
8X8 INC NEW                    COM              282914100       11    17000 SH       DEFINED                     0        0    17000
ELECTRONIC DATA SYS CORP (NEW) COM              285661104     4355    75638 SH       DEFINED                  5700        0    69938
FEDERAL NATL MTG ASSN          COM              313586109     6439    80425 SH       DEFINED                  4400        0    76025
FIRST DATA CORP                COM              319963104     4829    82895 SH       DEFINED                  4300        0    78595
GENERAL ELECTRIC CO            COM              369604103     5326   143161 SH       DEFINED                  4200        0   138961
GOLDEN WEST FINL CORP DEL      COM              381317106      377     6485 SH       DEFINED                  2430        0     4055
INTERNATIONAL GAME TECHNOLOGY  COM              459902102      273     6415 SH       DEFINED                  2475        0     3940
JDA SOFTWARE GROUP INC         COM              46612K108      438    33350 SH       DEFINED                 11530        0    21820
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     3216    56575 SH       DEFINED                  2400        0    54175
MANOR CARE INC                 COM              564055101      400    14245 SH       DEFINED                  5585        0     8660
MEDICAL DEVICE ALLIANCE INC.   RESTRICTED       59449S19T        0    20000 SH       DEFINED                     0        0    20000
MICROSOFT CORP                 COM              594918104      242     4730 SH       DEFINED                     0        0     4730
NORTH FORK BANCORPORATION NY   COM              659424105      403    13565 SH       DEFINED                  5175        0     8390
PEPSI BOTTLING GROUP INC       COM              713409100     8047   174670 SH       DEFINED                 11375        0   163295
PFIZER INC                     COM              717081103     4588   114406 SH       DEFINED                  3770        0   110636
REEBOK INTL LTD                COM              758110100      336    16240 SH       DEFINED                  6385        0     9855
SEMPRA ENERGY                  COM              816851109     4764   192485 SH       DEFINED                 17340        0   175145
SYSCO CORP                     COM              871829107     4717   184685 SH       DEFINED                  7850        0   176835
TECO ENERGY INC                COM              872375100     6341   233990 SH       DEFINED                 14260        0   219730
TENET HEALTHCARE CORP          COM              88033G100     9230   154734 SH       DEFINED                  7000        0   147734
TYCO INTL LTD (NEW)            COM              902124106     5753   126439 SH       DEFINED                  5600        0   120839
USX MARATHON GROUP             COM              902905827     4116   153860 SH       DEFINED                  5100        0   148760
UNITED TECHNOLOGIES CORP       COM              913017109     2692    57891 SH       DEFINED                  2300        0    55591
WASHINGTON MUTUAL INC          COM              939322103     4283   111300 SH       DEFINED                  8000        0   103300